Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Other Long-term Liabilities

	Provision for litigations	Provision for return condition	Other long- term liabilities	Total
Balance at January 1, 2017	$14,318	$58,299	$41,651	$114,268
Increases	1,021	40,499	463	41,983
Used	—	(5,824)	(3,325)	(9,149)
Reclassification	—	—	(7,235)	(7,235)
Effect of movements in exchange rates	(187)	—	—	(187)

Balance at December 31, 2017	$15,152	$92,974	$31,554	$139,680

Current	—	4,897	4,162	9,059
Non-current	15,152	88,077	27,392	130,621

	$15,152	$92,974	$31,554	$139,680